Derivatives and Fair Value of Financial Instruments (Details 3) (USD $)	12 Months Ended																			1 Months Ended
	Dec. 31, 2013 Commodity contracts	Dec. 31, 2012 Commodity contracts	Dec. 31, 2011 Commodity contracts	Dec. 31, 2013 Net commodity purchase contracts Sugar item	Dec. 31, 2012 Net commodity purchase contracts Sugar item	Dec. 31, 2013 Net commodity purchase contracts Hogs item	Dec. 31, 2013 Net commodity purchase contracts Grain item	Dec. 31, 2012 Net commodity purchase contracts Grain item	Dec. 31, 2013 Net commodity purchase contracts Cheese item	Dec. 31, 2012 Net commodity purchase contracts Cheese item	Dec. 31, 2013 Net commodity purchase contracts Dry whey powder item	Dec. 31, 2012 Net commodity sale contracts Hogs item	Dec. 31, 2012 Net commodity sale contracts Dry whey powder item	Dec. 31, 2013 Net commodity sale contracts Palm oil item	Dec. 31, 2013 Net commodity sale contracts Soybean meal item	Dec. 31, 2012 Net commodity sale contracts Soybean meal item	Dec. 31, 2012 Net commodity sale contracts Heating oil item	Dec. 31, 2013 Foreign currency exchange agreements	Dec. 31, 2012 Foreign currency exchange agreements	Sep. 29, 2012 Interest rate exchange agreements item	Aug. 28, 2010 Interest rate exchange agreements	May 29, 2010 Interest rate exchange agreements item	Dec. 31, 2013 Interest rate exchange agreements item	Dec. 31, 2012 Interest rate exchange agreements item
Derivative commodity instruments
Nonmonetary notional amount				51,184,000	28,896,000	32,440,000	6,540,000	15,403,000	440,000	120,000	308,000	21,080,000	220,000	12,125,000	76,000	53,000	546,000
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (17,016,000)	$ (6,098,000)	$ 20,279,000
Notional amounts																		127,389,000	243,563,000	25,000,000	25,000,000	25,000,000	75,000,000	75,000,000
Number of derivative agreements entered																						3	3	3
Number of derivative agreements terminated																				1
Term of derivative contract																					10 years	10 years
Payment to terminate derivative agreement																				$ 3,861,000